Intangible Assets, Net - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2023
Intangible Assets, Net [Line Items]
Impairment of long lived assets			$ 0	$ 0	$ 0	$ 0	$ 0
Claims Cost Recovery Rights [Member]
Intangible Assets, Net [Line Items]
Purchase of Intangible assets			286,929,000
Intangible Assets, net	$ 3,253,707,000		3,253,707,000		3,363,156,000	84,218,000
Amortization expense	121,000,000	$ 111,900,000	$ 355,481,000	$ 153,600,000	$ 266,900,000	$ 164,000	$ 125,000
Claims Cost Recovery Rights [Member] | Series MRCS LLC [Member]
Intangible Assets, Net [Line Items]
Finite life intangible assets acquired useful life			8 years		8 years
Additional purchase of intangible assets			$ 286,900,000		$ 64,800,000
Payment of cash for assets purchase			600,000		2,700,000
Minimum required Issuance value within one year to avoid additional cash or equity payments					10,000,000
Difference between fair value and issuance value of shares					8,700,000
Issuance value of shares					10,000,000
Claims Cost Recovery Rights [Member] | Series MRCS LLC [Member] | Class A Common Stock [Member]
Intangible Assets, Net [Line Items]
Issuance of stock value for purchase of assets					11,000,000			$ 800,000
Business Combination, Other Current Liabilities					$ 51,200,000
Claims Cost Recovery Rights [Member] | Hazel Transactions [Member]
Intangible Assets, Net [Line Items]
Intangible Assets, net	$ 285,500,000		$ 285,500,000